Marketable Securities - Additional information (Detail)	Jun. 30, 2021
Marketable Securities [Abstract]
Weighted average duration of marketable securities current	6 months 18 days
Weighted average duration of marketable securities non-current	17 months 15 days
Weighted average duration of marketable securities	10 months 12 days